Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 5 — COMMITMENTS AND CONTINGENCIES

Master Services Agreement

In May 2018, Ritter entered into an Amended and Restated Master Services Agreement (“Service Agreement”) with a clinical research organization (“CRO”), pursuant to which the CRO agreed to perform certain services related to the management and execution of certain clinical trials involving RP-G28. The Services Agreement supersedes the Master Service Agreement, dated August 30, 2016, that Ritter entered into with the CRO. The precise services to be performed by the CRO under the Services Agreement will be mutually agreed upon by the parties in writing and set forth in one or more task orders. Ritter is not obligated to purchase any minimum or specific volume or dollar amount of services under the Services Agreement.

The term of the Services Agreement is four years from the effective date of the Service Agreement unless earlier terminated. Ritter may terminate the Services Agreement or any task without cause immediately upon giving the CRO notice of such termination. The CRO may, with advance notice to Ritter, terminate a task order if Ritter has materially defaulted on its obligations under the Services Agreement or any task order and has not cured such material default, as described in the Services Agreement.

Clinical Supply and Cooperation Agreement with Ricerche Sperimentali Montale SpA (“RSM”)

Under the terms of the Supply Agreement with RSM on July 22, 2015, Ritter is required to pay RSM $400,000 within 10 days following FDA approval of an NDA for the first product owned or controlled by Ritter using Improved GOS as its active pharmaceutical ingredient.

Offer Letter Amendments

On October 15, 2019, Ritter entered into amendments to the respective employment offer letters of Andrew J. Ritter, its Chief Executive Officer, John W. Beck, its Chief Financial Officer, and Ira E. Ritter, its Chief Strategic Officer (the “Offer Letter Amendments”). Pursuant to the terms of the Offer Letter Amendments, each of Ritter’s executive officers agreed to defer a portion of his annual base salary (the “Deferred Amounts”), as set forth below, until such time as the board of directors, in its sole discretion, decides to pay the Deferred Amounts (or any portion of the Deferred Amounts) to the executive officers, if ever.

Name of Executive Officer	Annual Deferred Amount
Andrew J. Ritter	$70,200
John W. Beck	$33,000
Ira E. Ritter	$53,820

Lease Agreement

On July 9, 2015, the Company entered into a lease with a California limited partnership, pursuant to which the Company leased approximately 2,780 square feet of office space in Los Angeles, California for its headquarters. The lease provides for a term of sixty-one (61) months, commencing on October 1, 2015. The Company paid no rent for the first month of the term and paid base rent of $9,174 per month for months 2 through 13 of the term, with increasing base rent for each twelve-month period thereafter under the term of the lease to a maximum of $10,325 per month for months 50 through 61. The base rent payments do not include the Company’s proportionate share of any operating expenses, including real estate taxes. The Company has the option to extend the term of the lease for one five-year term, provided that the rent would be subject to market adjustment at the beginning of the renewal term. Rent expense, recognized on a straight-line basis, was approximately $117,000 and $118,000 for the years ended December 31, 2019 and 2018, respectively, and is recorded in general and administrative expenses in the accompanying statements of operations and comprehensive loss.

Other information related to our leases is provided below.

Year Ended December 31, 2019
Supplemental Cash Flows Information
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	$114,978
Operating lease asset obtained in exchange for lease obligation:
Operating lease	$198,319
Remaining lease term
Operating lease	0.8 years
Discount rate
Operating lease	6.0%

Future payments under non-cancelable extended operating leases having initial or remaining terms of one year or more are as follows for the remaining fiscal year and thereafter:

Future minimum lease payments year ending December 31,
2020 (10 months)	$103,254
Total future minimum lease payments, undiscounted	103,254
Less imputed interest	(2,783)
Present value of lease liabilities	$100,471

Operating lease liabilities reported as of December 31, 2019:
Operating lease liabilities-current	$100,471
Operating lease liabilities-non-current	—
Total	$100,471

The following table summarizes our lease obligations at December 31, 2019:

LEASE COMMITMENTS
Years ended December 31,	Operating Lease
2020	$103,254
Total minimum lease payments	$103,254

Legal

From time to time, we are party to legal claims and proceedings that arise in the ordinary course of business, which may relate to our operations or assets. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation. We do not believe that any individual legal claim or proceeding that is currently pending is material to the Company or that these claims and proceedings in the aggregate are material to the Company.